Analysis of Net Debt - Schedule of Significant Borrowings (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2010	Aug. 31, 2009	Sep. 30, 2003
Disclosure Of Significant Borrowings [abstract]
Bonds issued	$ 9,946	$ 11,554			$ 300
Bonds acquired			$ 87	$ 87
Bonds acquired description	In August 2009 and December 2010, $87 million of the issued notes were acquired by CRH plc
Remaining fair value hedge adjustment on the hedged item on the Consolidated Balance Sheet	$ 35	$ 38